Condensed financial statements of the parent company only (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	31 December 2016	31 December 2015
Assets
Cash and demand deposits with banks - Non-interest-bearing	28,032	28,146
Demand deposits with banks - Interest-bearing	136,373	125,826
Cash equivalents - Interest-bearing	1,042,365	691,438
Cash due from banks	1,206,770	845,410
Securities purchased under agreement to resell	148,813	—
Short-term investments	447,748	112,219
Investment in securities
Trading	6,313	6,167
Available-for-sale	2,170,155	1,227,953
Held-to-maturity (fair value: $498,367 (2015: $421,588))	507,239	422,000
Total investment in securities	2,683,707	1,656,120
Net assets of subsidiaries - Banks	327,149	355,062
Net assets of subsidiaries - Non-banks	11,610	7,173
Loans to third parties, net of allowance for credit losses	1,909,093	2,096,625
Loans to subsidiaries - Banks	54,207	71,331
Loans to subsidiaries - Non-banks	55,120	60,292
Accrued interest	15,035	13,872
Other assets, including premises, equipment and computer software, equity method investments and other real estate owned	217,795	196,636
Total assets	7,077,047	5,414,740

Liabilities
Customer deposits
Non-interest bearing	1,733,684	1,348,877
Interest bearing	4,213,417	2,922,830
Total customer deposits	5,947,101	4,271,707
Bank deposits	119,331	102,574
Total deposits	6,066,432	4,374,281
Securities sold under agreement to repurchase	—	—
Employee benefit plans	133,834	122,135
Accrued interest	1,690	1,530
Preference share dividends payable	—	654
Other liabilities	47,348	48,786
Total other liabilities	182,872	173,105
Long-term debt	117,000	117,000
Total liabilities	6,366,304	4,664,386

Total shareholders’ equity	710,743	750,354
Total liabilities and shareholders’ equity	7,077,047	5,414,740

Condensed Income Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	31 December 2016	31 December 2015	31 December 2014
Non-interest income
Banking	21,984	19,193	18,208
Foreign exchange revenue	11,174	11,789	12,581
Other non-interest income	3,516	4,671	4,592
Dividends from subsidiaries - Banks	40,000	36,226	43,343
Dividends from subsidiaries - Non-banks	6,600	—	28,656
Total non-interest income	83,274	71,879	107,380
Interest income
Loans	123,370	117,124	119,846
Investments	44,745	39,987	38,510
Deposits with banks	6,293	1,600	1,398
Total interest income	174,408	158,711	159,754
Interest expense
Deposits	6,882	7,947	8,541
Long-term debt	4,500	4,861	5,628
Securities sold under repurchase agreements	118	8	82
Total interest expense	11,500	12,816	14,251
Net interest income before provision for credit losses	162,908	145,895	145,503
Provision for credit losses	(7,263)	(3,624)	(6,425)
Net interest income after provision for credit losses	155,645	142,271	139,078
Net trading gains	330	80	257
Net realised gains (losses) on available-for-sale investments	1,222	(2,841)	8,714
Net losses on other real estate owned	(287)	(543)	(775)
Impairment of fixed assets	—	—	(1,050)
Net other gains (losses)	(325)	19	(10)
Total other gains (losses)	940	(3,285)	7,136
Total net revenue	239,859	210,865	253,594
Non-interest expense
Salaries and other employee benefits	69,770	60,132	55,276
Technology and communications	34,033	34,879	33,248
Property	5,983	5,929	6,297
Professional and outside services	9,379	19,043	14,140
Indirect taxes	10,562	8,577	7,814
Amortisation of intangible assets	113	—	—
Marketing	2,138	1,730	1,309
Restructuring costs	117	—	—
Other expenses	5,373	8,017	4,846
Total non-interest expense	137,468	138,307	122,930
Net income before equity in undistributed earnings of subsidiaries	102,391	72,558	130,664
Equity in undistributed earnings of subsidiaries	13,551	5,181	(22,505)
Net income	115,942	77,739	108,159
Other comprehensive income, net of tax	(54,183)	(12,977)	(9,932)
Total comprehensive income	61,759	64,762	98,227

Condensed Cash Flow Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	31 December 2016	31 December 2015	31 December 2014
Cash flows from operating activities
Net income	115,942	77,739	108,159
Adjustments to reconcile net income to operating cash flows
Depreciation and amortisation	23,687	22,267	19,836
(Increase) in carrying value of equity method investments	(949)	(1,056)	(1,103)
Share-based payments and settlements	14,423	7,913	9,049
Equity in undistributed earnings of subsidiaries	(13,551)	(5,181)	22,505
Net realised / unrealised losses on other real estate owned	287	543	775
Net realised (gains) losses on available-for-sale investments	(1,222)	2,841	(8,714)
Provision for credit losses	7,263	3,624	6,425
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(1,163)	6,904	(982)
(Increase) decrease in other assets	(20,312)	2,650	(1,284)
Increase (decrease) in accrued interest payable	160	(1,909)	240
Increase (decrease) in other liabilities and employee benefit plans	10,388	480	(5,763)
Cash provided by operating activities	134,953	116,815	149,143

Cash flows from investing activities
(Increase) in securities purchased under agreement to resell	(148,813)	—	—
Net (increase) in short-term investments	(335,529)	(103,178)	(299)
Net change in trading investments	(146)	704	42,910
Available-for-sale investments: proceeds from sale	25,489	404,575	84,360
Available-for-sale investments: proceeds from maturities and pay downs	341,835	256,566	163,725
Available-for-sale investments: purchases	(1,332,836)	(473,834)	(392,719)
Held-to-maturity investments: proceeds from maturities and pay downs	38,430	10,077	4,533
Held-to-maturity investments: purchases	(124,325)	(276,723)	—
Net (increase) decrease in loans to third parties	177,823	(70,821)	18,645
Net (increase) decrease in loans to bank subsidiaries	10,608	(2,761)	4,318
Net (increase) decrease in loans to non-bank subsidiaries	5,172	2,057	(9,518)
Additions to premises, equipment and computer software	(5,700)	(4,239)	(222)
Proceeds from sale of other real estate owned	3,061	4,644	4,196
Dividends received from equity method investment	319	884	359
Return (injection) of capital from (in) subsidiary	(6,945)	(94)	607
Cash disbursed for business acquisition	(2,540)	—	—
Cash used in investing activities	(1,354,097)	(252,143)	(79,105)

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	31 December 2016	31 December 2015	31 December 2014

Cash flows from financing activities
Net decrease in demand and term deposit liabilities	1,696,948	457,836	242,152
Net (increase) in securities sold under agreement to repurchase	—	—	(25,535)
Repayment of long-term debt	—	—	(90,000)
Proceeds from issuance of common shares, net of underwriting discounts and commissions	131,600	—	—
Cost of issuance of common shares	(5,458)	—	—
Proceeds from loans sold under agreement to repurchase	5,152	—	—
Cost of repurchase of loans under agreement to repurchase	(5,152)	—	—
Common shares repurchased	(1,633)	(130,822)	(17,018)
Preference shares repurchased	(212,121)	(211)	(656)
Warrant repurchase	(100)	—	—
Proceeds from stock option exercises	6,919	640	1,198
Cash dividends paid on common and contingent value convertible preference shares	(19,346)	(24,846)	(27,440)
Cash dividends paid on preference shares	(14,629)	(14,631)	(14,673)
Preference shares guarantee fee paid	(1,676)	(1,824)	(1,834)
Cash provided by financing activities	1,580,504	286,142	66,194
Net increase (decrease) in cash due from banks	361,360	150,814	136,232
Cash due from banks at beginning of year	845,410	694,596	558,364
Cash due from banks at end of year	1,206,770	845,410	694,596

Supplemental disclosure of cash flow information
Cash interest paid	11,660	10,907	14,491

Non-cash item
Transfer to other real estate owned	8,961	3,326	2,733